SUMMARY OF INCOME TAX CONTINGENCIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 968,445	$ 929,990
Increases (decreases) related to current year tax positions	171,977	38,455
Increases (decreases) related to prior year tax positions	(5,243)
Expiration of the statute of limitations for the assessment of taxes
Other
Balance at end of year	$ 1,135,179	$ 968,445